Goodwill and Inatangible Assets - Schedule of Composition and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	$ 35,822	$ 35,703
Additions		2,016
Deconsolidation of Jeffs’ Brands	(8,593)
Currency translation	(10)	(85)
Impairment loss	(2,919)	(1,812)
Balance as of Ending Balance	24,300	35,822
Balance as of Beginning Balance	(35,822)	(35,703)
Balance as of Ending Balance	(24,300)	(35,822)
Cost [Member] | Technology [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	12,908	12,921
Additions
Deconsolidation of Jeffs’ Brands
Currency translation	(10)	(13)
Impairment loss
Balance as of Ending Balance	12,898	12,908
Balance as of Beginning Balance	(12,908)	(12,921)
Balance as of Ending Balance	(12,898)	(12,908)
Cost [Member] | Software License [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance		1,366
Additions
Deconsolidation of Jeffs’ Brands
Currency translation		(62)
Impairment loss		(1,304)
Balance as of Ending Balance
Balance as of Beginning Balance		(1,366)
Balance as of Ending Balance
Cost [Member] | Patent [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	100	75
Additions		25
Deconsolidation of Jeffs’ Brands
Currency translation
Impairment loss
Balance as of Ending Balance	100	100
Balance as of Beginning Balance	(100)	(75)
Balance as of Ending Balance	(100)	(100)
Cost [Member] | Brand Name [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	8,030	6,039
Additions		1,991
Deconsolidation of Jeffs’ Brands	(8,030)
Currency translation
Impairment loss
Balance as of Ending Balance		8,030
Balance as of Beginning Balance	(8,030)	(6,039)
Balance as of Ending Balance		(8,030)
Cost [Member] | Customer Relations [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	6,234	6,234
Additions
Deconsolidation of Jeffs’ Brands
Currency translation
Impairment loss
Balance as of Ending Balance	6,234	6,234
Balance as of Beginning Balance	(6,234)	(6,234)
Balance as of Ending Balance	(6,234)	(6,234)
Cost [Member] | Goodwill [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	8,550	9,068
Additions
Deconsolidation of Jeffs’ Brands	(563)
Currency translation		(10)
Impairment loss	(2,919)	(508)
Balance as of Ending Balance	5,068	8,550
Balance as of Beginning Balance	(8,550)	(9,068)
Balance as of Ending Balance	(5,068)	(8,550)
Accumulated Amortization [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	8,486	4,841
Balance as of Ending Balance	9,531	8,486
Balance as of Beginning Balance	(8,486)	(4,841)
Deconsolidation of Jeffs’ Brands	2,061
Accumulated Amortization Additions	(3,098)	(3,674)
Currency translation	(7)	29
Balance as of Ending Balance	(9,531)	(8,486)
Intangible assets, net, as of ending balance	14,770	27,336
Accumulated Amortization [Member] | Technology [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	4,866	2,869
Balance as of Ending Balance	6,904	4,866
Balance as of Beginning Balance	(4,866)	(2,869)
Deconsolidation of Jeffs’ Brands
Accumulated Amortization Additions	(2,031)	(2,026)
Currency translation	(7)	29
Balance as of Ending Balance	(6,904)	(4,866)
Intangible assets, net, as of ending balance	5,994	8,042
Accumulated Amortization [Member] | Software License [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance
Balance as of Ending Balance
Balance as of Beginning Balance
Deconsolidation of Jeffs’ Brands
Accumulated Amortization Additions
Currency translation
Balance as of Ending Balance
Intangible assets, net, as of ending balance
Accumulated Amortization [Member] | Patent [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance
Balance as of Ending Balance	100
Balance as of Beginning Balance
Deconsolidation of Jeffs’ Brands
Accumulated Amortization Additions	(100)
Currency translation
Balance as of Ending Balance	(100)
Intangible assets, net, as of ending balance		100
Accumulated Amortization [Member] | Brand Name [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	1,987	1,230
Balance as of Ending Balance		1,987
Balance as of Beginning Balance	(1,987)	(1,230)
Deconsolidation of Jeffs’ Brands	2,061
Accumulated Amortization Additions	(74)	(757)
Currency translation
Balance as of Ending Balance		(1,987)
Intangible assets, net, as of ending balance		6,043
Accumulated Amortization [Member] | Customer Relations [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	1,633	742
Balance as of Ending Balance	2,526	1,633
Balance as of Beginning Balance	(1,633)	(742)
Deconsolidation of Jeffs’ Brands
Accumulated Amortization Additions	(893)	(891)
Currency translation
Balance as of Ending Balance	(2,526)	(1,633)
Intangible assets, net, as of ending balance	3,708	4,601
Accumulated Amortization [Member] | Goodwill [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance
Balance as of Ending Balance
Balance as of Beginning Balance
Deconsolidation of Jeffs’ Brands
Accumulated Amortization Additions
Currency translation
Balance as of Ending Balance
Intangible assets, net, as of ending balance	$ 5,068	$ 8,550